Intangible Assets	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets
11.	Intangible Assets
Intangible assets, net consisted of the following:

	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
Customer relationships	134,500	165,435	25,960
Purchased software	319	393	62
Technology	2,900	2,900	455
Less: Accumulated amortization	(25,729)	(44,469)	(6,978)

Total intangible assets, net	111,990	124,259	19,499

The Company recorded amortization expenses of RMB10,632, RMB13,749 and RMB21,104 (US$3,312) primarily as cost of revenues, and RMB923, RMB53 and RMB4,240 (US$665)
of impairment charges as general and administrative expenses for the years ended December 31, 2019, 2020 and 2021, respectively. As of December 31, 2021, estimated amortization expenses of the existing intangible assets for each of the next five years are
RMB21,667, RMB21,590, RMB21,393, RMB19,946 and RMB15,472
 (US$2,428), respectively.
The Company entered into
non-monetary
transactions to exchange its customer relationships with other on-demand
delivery service providers during the year ended December 31, 2020. The Company accounted for these non-monetary
exchanges based on fair value of assets received, which was determined using an income approach. The significant inputs used in the fair value assessment were revenue growth rates, gross margin, weighted-average cost of capital and economic useful life of the customer relationships.